FINANCIAL INSTRUMENTS - Fair Values of Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative assets	$ 107	$ 98
Derivative liabilities	122	108
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	89	73
Derivative liabilities	93	70
Derivatives designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	55	21
Derivative liabilities	41	29
Derivatives designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	34	52
Derivative liabilities	52	41
Derivatives not designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative assets	18	25
Derivative liabilities	29	38
Derivatives not designated as hedging instruments | Interest rate derivatives
Derivatives, Fair Value [Line Items]
Derivative assets	1	1
Derivative liabilities	1	0
Derivatives not designated as hedging instruments | Foreign currency contracts
Derivatives, Fair Value [Line Items]
Derivative assets	17	24
Derivative liabilities	$ 28	$ 38